Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2017			December 31, 2016
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights(a)	$89,550	$(54,785)	$34,765	$83,390	$(49,650)	$33,740
Brands	2,134	(1,152)	982	2,092	(1,032)	1,060
Licensing agreements and other	1,911	(1,096)	815	1,869	(1,005)	864
	93,595	(57,033)	36,562	87,351	(51,687)	35,664
Indefinite-lived intangible assets
Brands and other	6,929		6,929	6,883		6,883
IPR&D(a)	5,249		5,249	10,101		10,101
	12,179		12,179	16,984		16,984
Identifiable intangible assets(b)	$105,774	$(57,033)	$48,741	$104,335	$(51,687)	$52,648

(a)
The changes in the gross carrying amount of Developed technology rights and IPR&D primarily reflect (i) the transfer of $4.8 billion from IPR&D to Developed technology rights to reflect the approval of Eucrisa, (ii) the Developed technology rights and IPR&D acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (iii) the Developed technology rights of $371 million recorded in connection with the EU and U.S. approvals of Besponsa (see Note 7E), (iv) the Developed technology rights of $364 million recorded in connection with the U.S. approval of Bosulif (see Note 7E) and (v) the Developed technology rights of $140 million recorded in connection with the approvals of Bavencio (see Note 2C) partially offset by (vi) measurement period adjustments related to Medivation (see Note 2A) and (vii) impairments of Developed technology rights (see Note 4).

(b)
The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to (i) amortization, (ii) measurement period adjustments related to Medivation (see Note 2A), as well as (iii) impairments of Developed technology rights (see Note 4), partially offset by (iv) assets acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (v) the assets recorded in connection with the EU and U.S. approvals of Besponsa and in connection with the U.S. approval of Bosulif (see Note 7E) and (vi) the assets recorded in connection with the approvals of Bavencio (see Note 2C).

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2017
	IH	EH	WRD
Developed technology rights	68%	31%	—
Brands, finite-lived	75%	25%	—
Brands, indefinite-lived	71%	29%	—
IPR&D	81%	12%	7%

Schedule of Indefinite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2017			December 31, 2016
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights(a)	$89,550	$(54,785)	$34,765	$83,390	$(49,650)	$33,740
Brands	2,134	(1,152)	982	2,092	(1,032)	1,060
Licensing agreements and other	1,911	(1,096)	815	1,869	(1,005)	864
	93,595	(57,033)	36,562	87,351	(51,687)	35,664
Indefinite-lived intangible assets
Brands and other	6,929		6,929	6,883		6,883
IPR&D(a)	5,249		5,249	10,101		10,101
	12,179		12,179	16,984		16,984
Identifiable intangible assets(b)	$105,774	$(57,033)	$48,741	$104,335	$(51,687)	$52,648

(a)
The changes in the gross carrying amount of Developed technology rights and IPR&D primarily reflect (i) the transfer of $4.8 billion from IPR&D to Developed technology rights to reflect the approval of Eucrisa, (ii) the Developed technology rights and IPR&D acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (iii) the Developed technology rights of $371 million recorded in connection with the EU and U.S. approvals of Besponsa (see Note 7E), (iv) the Developed technology rights of $364 million recorded in connection with the U.S. approval of Bosulif (see Note 7E) and (v) the Developed technology rights of $140 million recorded in connection with the approvals of Bavencio (see Note 2C) partially offset by (vi) measurement period adjustments related to Medivation (see Note 2A) and (vii) impairments of Developed technology rights (see Note 4).

(b)
The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to (i) amortization, (ii) measurement period adjustments related to Medivation (see Note 2A), as well as (iii) impairments of Developed technology rights (see Note 4), partially offset by (iv) assets acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (v) the assets recorded in connection with the EU and U.S. approvals of Besponsa and in connection with the U.S. approval of Bosulif (see Note 7E) and (vi) the assets recorded in connection with the approvals of Bavencio (see Note 2C).

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2017
	IH	EH	WRD
Developed technology rights	68%	31%	—
Brands, finite-lived	75%	25%	—
Brands, indefinite-lived	71%	29%	—
IPR&D	81%	12%	7%

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2018 through 2022:
(MILLIONS OF DOLLARS)	2018	2019	2020	2021	2022
Amortization expense	$4,798	$4,592	$3,569	$3,474	$3,223

Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	IH	EH	Total
Balance, January 1, 2016	$23,809	$24,433	$48,242
Additions(a)	6,357	12	6,369
Other(b)	(32)	(130)	(162)
Balance, December 31, 2016	30,134	24,315	54,449
Additions(c)	572	92	664
Other(d)	435	404	840
Balance, December 31, 2017	$31,141	$24,811	$55,952

(a)	IH additions primarily relate to our acquisitions of Medivation, Anacor and Bamboo (see Note 2A).

(b)	Primarily reflects the impact of foreign exchange and, with respect to EH, the impact of the reclassification of $119 million to Assets held for sale during 2016 (see Note 2B).

(c)
IH additions primarily represent measurement period adjustments related to our Medivation acquisition, and EH additions relate to our acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A).

(d)	Primarily reflects the impact of foreign exchange and an adjustment of our estimate of goodwill associated with the HIS net assets sold.